INVENTORIES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Schedule of inventories

	December 31,
	2021	2020
Food and beverage	$38,500	$42,694
Merchandise	51,777	59,943
Consumables	2,253	9,906
Total inventories	$92,530	$112,543

	December 31,
	2020	2019
Food and beverage	$42,694	$47,224
Merchandise	59,943	65,098
Consumables	9,906	7,194
Total inventories	$112,543	$119,516